CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (27,046)	$ (3,811)	¥ (134,251)	¥ (204,094)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	4,416	622	4,457	11,112
Share-based compensation expenses	4,306	606	6,578	17,357
Allowance for credit losses	1,926	271	1,976	(824)
Provision for other current assets	783	110	2,724	1,232
Investment income	(14,792)	(2,083)	(23,386)	(51,142)
Investment impairment loss			17,798
Impairment of goodwill and intangible assets acquired from business combination			13,327
Foreign exchange gain and loss	(34)	(5)	(139)	1,299
Deferred income tax	(271)	(38)	(918)	(585)
Loss/(gain) on disposal of property and equipment	(16)	(2)	(173)	42
Changes in operating assets and liabilities:
Account receivable, net	21,668	3,052	(16,793)	(35,692)
Amount due from related parties				732
Prepayments and other current assets	(11,355)	(1,599)	3,413	9,383
Other non-current assets	2,350	331	4,368	8,308
Accounts payable	9,811	1,382	(6,293)	19,567
Advance from customers	5,876	828	(350)	(7,054)
Amount due to related parties	(2,911)	(410)	(15,736)	19,775
Tax payable	1,111	156	(245)	(9,389)
Accrued expenses and other current liabilities	9,857	1,388	(10,722)	(68,345)
Other non-current liabilities	(1,413)	(199)	(230)	(6,270)
Net cash (used in)/provided by operating activities	4,266	599	(154,595)	(294,588)
Cash flows from investing activities:
Proceeds from maturity of short-term investments			32,101	163,270
Purchases of short-term investments			(30,000)	(169,620)
Purchases of intangible assets, property and equipment	(2,057)	(290)	(1,806)	(3,142)
Proceeds from sale of property and equipment and intangible assets	1,750	246	191	130
Cash paid for other non-current assets	(2,524)	(355)		(3,000)
Cash received from long-term investments				60,559
Placement of time deposits				(10,000)
Purchase of restricted time deposits	(10,016)	(1,411)	(45,486)	(1,688)
Maturity of restricted time deposits	1,637	231
Cash netflow from disposal of subsidiaries, net of cash disposed	11,778	1,659	5,074
Net cash provided by/(used in) investing activities	568	80	(39,926)	36,509
Cash flows from financing activities:
Proceeds from short-term borrowings	256,012	36,059	253,481	297,542
Repayment of short-term borrowings	(273,281)	(38,491)	(181,853)	(274,166)
Proceeds from employees exercising stock options	33	5	143	4
Purchase of additional shares held by noncontrolling interests shareholder			(8,702)
Net cash provided by/(used in) financing activities	(17,236)	(2,427)	63,069	23,380
Effect of exchange rate changes on cash and cash equivalents and restricted cash	4,056	573	33,265	(10,580)
Net decrease in cash and cash equivalents and restricted cash	(8,346)	(1,175)	(98,187)	(245,279)
Cash and cash equivalents and restricted cash at beginning of the year	355,719	50,102	453,906	699,185
Cash and cash equivalents at beginning of the year	346,539	48,809	444,933	549,979
Restricted cash at beginning of the year	9,180	1,293	8,973	149,206
Cash and cash equivalents and restricted cash at end of the year	347,373	48,927	355,719	453,906
Cash and cash equivalents at end of the year	344,569	48,532	346,539	444,933
Restricted cash at end of the year	2,804	395	9,180	8,973
Supplemental disclosures of cash flow information:
Cash paid for income tax expenses				(5,296)
Cash paid for interest expense	(9,518)	(1,341)	(8,337)	(5,877)
Non-cash investing and financing activities:
Deemed dividends to RONG360 in connection with the share-based awards granted to employees of Non-platform business (Note 17)	28	4	¥ 17	¥ 42
Restricted time deposits transferred to time deposits	¥ 31,949	$ 4,500